Intangible Assets (Details) - Schedule of intangible assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Net opening balance as of January 1, 2021	$ 82,537	$ 73,389
Gross balance	294,745	284,534
Accumulated amortization	(199,334)	(201,997)
Net balance	95,411	$ 82,537
Licenses [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Average remaining useful life
Net opening balance as of January 1, 2021
Gross balance		35,997
Accumulated amortization		(35,997)
Net balance
Software development [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Average remaining useful life	2 years	2 years
Net opening balance as of January 1, 2021	$ 82,537	$ 73,389
Gross balance	294,745	248,537
Accumulated amortization	(199,334)	(166,000)
Net balance	$ 95,411	$ 82,537